Equity (Details) - USD ($)			1 Months Ended		2 Months Ended	3 Months Ended
	Sep. 04, 2019	Feb. 05, 2019	Sep. 30, 2019	Aug. 31, 2019	Aug. 31, 2019	Sep. 30, 2019
Class of Stock [Line Items]
Common shares issued for debt reduction			397,864	347,397
Common shares issued for debt reduction value			$ 408,622			$ 619,103
Debt conversion converted amount of convertible notes						149,374
Shares issued for acquisition		38,625
Shares issued for acquisition value		$ 92,700				1,720,351
Concepts and Solutions [Member]
Class of Stock [Line Items]
Shares issued for acquisition	1,350,000		1,350,000
Shares issued for acquisition value	$ 1,485,000					1,485,000
Warrant holders [Member]
Class of Stock [Line Items]
Share Issued			644,709
Consulting services [Member]
Class of Stock [Line Items]
Share Issued			80,000		475,000
Share issued value			$ 80,000			1,203,300
Lieu of compensation [Member]
Class of Stock [Line Items]
Share Issued			44,511
Share issued value						$ 44,511